Segment information and revenue from contracts with customers	12 Months Ended
Dec. 31, 2022
Segment information and revenue from contracts with customers
Segment information and revenue from contracts with customers

7 Segment information and revenue from contracts with customers

7.1 Segment information

For management purposes, the Group is organized into business units based on its products and services. In line with the management approach, the operating segments were identified on the basis of the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. On this basis, the Group has the following two operating segments, which also represent the Group’s reportable segments:

●	Pharmaceutical segment: This segment provides a variety of solutions to our pharmaceutical partners, including target and drug screening, clinical development, market access and expansion, as well as CENTOGENE Biodatabank Licenses and Insight Reports; and
●	Diagnostic segment: This segment provides genetic sequencing and diagnostics services to our clients, who are typically physicians, laboratories or hospitals, either directly or through distributors.

In 2021, the Group decided to end its COVID-19 business activities in Q1 2022. The Group assessed that ending the activities of this operating segment would qualify as a discontinued operation. Therefore, the profit or loss related to the COVID-19 business is presented in a separate line item of the profit and loss section of the consolidated statements of comprehensive loss for the years ended December 31, 2022, 2021, and 2020 (see Note 9 – Discontinued Operations).

The management board is the CODM and monitors the operating results of the segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on segment results and is measured with reference to the Adjusted EBITDA. Adjusted EBITDA is a financial measure which is not prescribed by IFRS, which the Group defines as income/loss before finance costs (net), taxes, and depreciation and amortization (including impairments), adjusted to exclude corporate expenses, one-off costs, as well as share-based payment expenses.

Corporate expenses, interest and similar income and expenses, as well as share-based payment expenses are not allocated to individual segments as the underlying instruments are managed on a group basis. Assets and liabilities are managed on a Group basis and are not allocated to the different segments for internal reporting purposes. Therefore, our CODM does not regularly review this information by segment and accordingly we do not report this information by segment.

	2022
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	16,115	31,358	—	47,473

Adjusted EBITDA	6,802	6,438	(41,097)	(27,857)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	1,244	910	1,225	3,379
Additions to intangible assets	162	14	1,551	1,727

Other segment information
Depreciation and amortization (including impairments)	801	1,790	6,340	8,932
Research and development expenses	—	—	17,488	17,488

	2021
in EUR k	Pharmaceutical	Diagnostics*	Corporate	Total
Total Revenues from contracts with external customers	15,641	26,593	—	42,234

Adjusted EBITDA	4,785	3,030	(45,939)	(38,124)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	690	261	936	1,887
Additions to intangible assets	2,401	—	386	2,787

Other segment information
Depreciation and amortization (including impairments)	2,076	2,539	5,849	10,464
Research and development expenses	—	—	19,297	19,297

	2020
in EUR k	Pharmaceutical	Diagnostics*	Corporate	Total
Total Revenues from contracts with external customers	16,951	21,502	—	38,453

Adjusted EBITDA	6,194	(2,912)	(42,335)	(39,053)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	333	602	2,682	3,617
Additions to intangible assets	3,183	—	1,802	4,985

Other segment information
Depreciation and amortization	6,769	2,289	4,670	13,728
Research and development expenses	—	—	14,935	14,935

* Total Revenues from contracts with external customers have been restated for the years ended December 21, 2021 and 2020. Refer to Note 2.4.

Adjustments

Adjustments to income/ loss include non-cash charges in relation to depreciation, amortization (including impairments), one-off costs, share-based payments as well as net financial costs and income taxes. Certain costs, and related income, are not allocated to the reporting segment results and represent the residual operating activities of the Group reported as ‘Corporate’. These costs include general financing costs and corporate overheads related to, centralized functions such as communications, information technology, facilities, legal, finance and accounting, insurance (D&O), human resources, business development and strategic initiatives, certain professional and consulting services, procurement, research and development and other supporting activities.

Corporate expenses contain the costs incurred for the process of obtaining the equity and debt financing amounted to EUR 2,161 (2021: nil; 2020: nil) which were not directly attributable to the Oxford Loan or issuance of shares. Corporate expenses also include expenses incurred in relation to capital raising activities in 2022. For the year ended December 31, 2022, were incurred expenses for EUR 450k for the securities purchase agreement (2021: nil; 2020 July Offering: EUR 278k).

Reconciliation of segment Adjusted EBITDA to Group loss for the period

in EUR k	2022	2021*	2020*
Reportable segment Adjusted EBITDA	13,240	7,815	3,282
Corporate expenses	(41,097)	(45,939)	(42,335)
	(27,857)	(38,124)	(39,053)
Share‑based payment expenses (Note 21)	16	(8,035)	(5,658)
Depreciation and amortization (including impairments)	(8,932)	(10,464)	(13,728)
Operating loss	(36,773)	(56,623)	(58,439)
Financial costs, net	(1,823)	(799)	(1,375)
Income taxes	(107)	70	(223)
Loss for the year	(38,703)	(57,352)	(60,038)

*Reportable segment Adjusted EBITDA has been restated for the years ended December 31, 2021, and 2020. Refer to Note 2.4.

Non-current asset locations

Non-current assets of the Group consist of right-of-use assets (under IFRS 16), property, plant and equipment, as well as intangible assets. All of such assets are located in Germany, which is the country of the business address of the Centogene GmbH, except for property, plant and equipment of EUR 76k (2021: EUR 147k; 2020: EUR 516k) and right-of-use assets for nil EUR as of December 31, 2022 (2021: EUR 137k; 2020: EUR 411k), which are located in the United States.

7.2 Revenue from contracts with customers

in EUR k	2022
	Pharmaceutical	Diagnostics	Total
Rendering of services	15,420	31,358	46,778
Sales of goods	695	—	695
Total Revenues from contracts with external customers	16,115	31,358	47,473

Recognized over time	15,420	31,358	46,778
Recognized at a point in time	695	—	695
Total Revenues from contracts with external customers	16,115	31,358	47,473

Geographical information
Europe	361	5,927	6,288
—Germany*	—	307	307
—Netherlands**	—	7	7
Middle East	352	19,550	19,902
—Saudi Arabia#	—	12,412	12,412
North America	15,346	1,245	16,591
—United States#	15,346	1,179	16,525
Latin America	56	3,851	3,907
Asia Pacific	—	786	786
Total	16,115	31,358	47,473

in EUR k	2021 (Restated)
	Pharmaceutical	Diagnostics ⁽ⁱ⁾	Total
Rendering of services	14,879	26,593	41,472
Sales of goods	762	—	762
Total Revenues from contracts with external customers	15,641	26,593	42,234

Recognized over time	14,879	26,593	41,472
Recognized at a point in time	762	—	762
Total Revenues from contracts with external customers	15,641	26,593	42,234

Geographical information
Europe	490	5,425	5,915
—Germany*	—	211	211
—Netherlands**	—	6	6
Middle East	117	16,315	16,432
—Saudi Arabia#	—	9,865	9,865
North America	14,940	1,643	16,583
—United States#	14,940	1,456	16,396
Latin America	94	2,499	2,593
Asia Pacific	—	711	711
Total	15,641	26,593	42,234

in EUR k	2020 (Restated)
	Pharmaceutical	Diagnostics ⁽ⁱ⁾	Total
Rendering of services	15,947	21,502	37,449
Sales of goods	1,004	—	1,004
Total Revenues from contracts with external customers	16,951	21,502	38,453

Recognized over time	15,947	21,502	37,449
Recognized at a point in time	1,004	—	1,004
Total Revenues from contracts with external customers	16,951	21,502	38,453

Geographical information
Europe	149	5,605	5,754
—Germany*	—	186	186
—Netherlands**	—	3	3
Middle East	56	12,568	12,624
—Saudi Arabia#	56	7,696	7,752
North America	16,711	970	17,681
—United States#	16,711	764	17,475
Latin America	35	1,851	1,886
Asia Pacific	—	508	508
Total	16,951	21,502	38,453

*  country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

#    countries contributing more than 10% of the Group's total consolidated revenues for the respective year ended December 31, 2022, 2021 or 2020

⁽ⁱ⁾ Total Revenues from contracts with external customers have been restated for the years ended December 21, 2021, and 2020. Refer to Note 2.4.

The Group collaborated with the majority of our pharmaceutical partners on a worldwide basis in 2022, 2021 and 2020. In addition, in cases where our pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available globally. As a result, we allocate the revenues of our Pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in our Diagnostic segment is based on the location of each customer.

Pharmaceutical segment

During the year ended December 31, 2022, revenues from one pharmaceutical partner represented 15.5% of the Group’s total revenues (2021: 24.8%; 2020: 8.6%). As of December 31, 2022, the amount of revenues recognized that were included in the contract liability balance at the beginning of the period is EUR 1,951k (2021: EUR 3,201k; 2020: EUR 3,088k).

During the year ended December 31, 2022, we entered into collaboration agreements with certain pharmaceutical partners, of which upfront fees of approximately EUR€ 566k were received in relation to setup fees which will be recognized as revenue over the period of the partnership collaboration. During the year ended December 31, 2021, Centogene entered into several collaborations with pharmaceutical partners, of which upfront fees totaling EUR 455k were received. No such payments were received or revenues recognized for the year ended December 31, 2020.

Diagnostics segment

During the year ended December 31, 2022, revenues from Diagnostic segment represented 66% of the Group’s total revenues (2021: 63%; 2020: 56%). Revenues from the major diagnostic partner represented 17.0% of the Group’s total revenues.

Contract balances

in EUR k	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
		(Restated)	(Restated)
Trade receivables (note 16)	13,637	21,065	25,656
Contract assets (note 16)	2,911	2,397	3,332
Contract liabilities (note 20.2)	651	4,842	4,479

The contract assets primarily relate to the Group’s rights to consider for work completed but not billed at the reporting date on the tests for the Diagnostic segment, with the satisfaction of the respective performance obligation measured by reference to stages in a standardized process. The contract assets also include work performed for pharmaceutical partners which are based on milestone fees. In 2022, EUR 10k (2021: EUR 483k; 2020: EUR 356k) was recognized as provision for expected credit losses on contract assets (see Note 22). The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer.

The contract liabilities as of December 31, 2022, amount to EUR 651k (2021: EUR 2,506k; 2020: EUR 2,516k) which relate to the advance consideration, including various contracts with performance obligations, received from pharmaceutical partners for which revenue is recognized over time, and consideration from sales of CentoCard filter cards which have not yet been delivered.